Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
	CDN$	CDN$
Share units:
Outstanding	$9,787	$5,458
Exercisable	153	44

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2020	2019
Cost of revenue	$140	$—
Research and development	365	157
General and administrative	1,621	1,111
Sales and marketing	242	206
	$2,368	$1,474

Westport Omnibus Plan and the former Amended and Restated Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2020		December 31, 2019
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,777,941	$3.19	2,667,403	$4.41
Granted	525,807	2.09	1,877,101	3.08
Vested and exercised	(829,553)	2.31	(2,622,338)	3.81
Forfeited/expired	(21,817)	3.37	(144,225)	2.86
Outstanding, end of year	1,452,378	$3.29	1,777,941	$3.19
Units outstanding and exercisable, end of year	22,588	$5.69	14,450	$2.41